SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2017
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

18.SHARE-BASED COMPENSATION

The Group’s Board of Directors has approved and the Company has granted various tranches of options to its management and consultants since its inception. Option grants for the years ended March 31, 2015, 2016 and 2017 are as the following:

On August 1, 2014, the Company granted 300,000 options with exercise price of $ 16.18 per share to one of the former shareholder of Shanghai Huajian Management, which is vested and exercisable on the grant date.

On October 28, 2014, the Company granted 8,600 options with exercise price of $6.00 per share and 17,200 options with exercise price of $5.13 to certain of its directors and employees, which have a vesting period of 2 years.

On February 27, 2015, the Company granted 4,000 options with exercise price of $5.13 to one of its former employees, which has a vesting period of 2 years.

The following table summarizes information regarding options granted:

	For the years ended March 31,
	2015			2016			2017
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding on April 1 of year	1,888,698	$4.56	$9.24	1,900,479	6.63	12.36	889,174	5.15	10.02
Granted	329,800	15.20	24.69	—	—	—
Exercised	(277,319)	2.97	5.81	(995,255)	7.97	14.29	(274,565)	4.83	7.89
Forfeited	(40,700)	5.23	12.04	(16,050)	5.38	22.25	(1,885)	5.19	23.93

Outstanding on March 31 of year	1,900,479	$6.63	$12.36	889,174	5.15	10.02	612,724	5.29	10.93

There were 541,639 vested options, and 71,085 options expected to vest as of March 31, 2017.  For options expected to vest, the weighted-average exercise price is $5.35 and aggregate intrinsic value is $1,695 as of March 31, 2017.

The following table summarizes information with respect to share options outstanding as of March 31, 2017:

	Option outstanding				Option exercisable
Range of exercise price	Number outstanding	Weighted average remaining contractual life in years	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2017	Number exercisable	Weighted average Exercise price per option	Aggregate intrinsic values as of March 31, 2017
$1.00-$2.00	3,000	0.25	$2.00	82	3,000	$2.00	82
$5.13	485,350	5.46	$5.13	11,683	432,551	$5.13	10,412
$6.00	124,374	6.60	$6.00	2,885	106,088	$6.00	2,461

	612,724			$14,650	541,639		$12,955

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13-6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13-6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13-6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

After the closing of the IPO, the fair value of common shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.

The Group recorded share-based compensation of $9,153, $1,949 and $1,941 during the years ended March 31, 2015, 2016 and 2017, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of March 31, 2017, total unrecognized compensation expense relating to unvested share options was $1,521, which will be recognized in one year.  The weighted-average remaining contractual term of options outstanding is 5.67 years.